CONTRACT REVENUES AND CONTRACT COSTS (Tables)	12 Months Ended
Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
SCHEDULE OF CONTRACT REVENUES AND CONTRACT COSTS

	For the years ended December 31,
Total contract revenues	2024	2023	2022
Low voltage electrical system	$2,459,282	$3,832,334	$1,028,162
MVAC systems	14,192	328,373	502,556
Out-fitting	1,120,029	2,594,828	1,998,726
Others	358,146	70,344	640,487
Total Contract Revenues	$3,951,649	$6,825,879	$4,169,931

	For the years ended December 31,
Total contract costs	2024	2023	2022
Low voltage electrical system	$2,951,728	$3,309,315	$898,100
MVAC systems	9,717	240,158	462,400
Out-fitting	531,069	794,573	1,562,551
Others	46,964	41,233	461,176
Total Contract Costs	$3,539,478	$4,385,279	$3,384,227